CAPITAL STOCK (Narrative) (Details)	1 Months Ended				12 Months Ended				1 Months Ended					1 Months Ended			0 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended
	Jul. 31, 2013 CAD	Nov. 30, 2012	Aug. 31, 2011	May 31, 2010	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2015 Minimum [Member]	Feb. 29, 2012 Issuance of 60,000 shares at $0.25 [Member] USD ($)	Feb. 29, 2012 Issuance of 160,000 shares at $0.37 [Member] USD ($)	Feb. 29, 2012 Issuance of 20,000 shares at $0.37 [Member] USD ($)	Nov. 30, 2007 Issuance of 5,662,310 shares [Member]	Sep. 18, 2012 Issuance of 5,662,310 shares [Member]	May 31, 2010 400,000 stock options granted [Member] USD ($)	May 31, 2010 400,000 stock options granted [Member] CAD	May 11, 2010 400,000 stock options granted [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] USD ($)	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] CAD	Jan. 31, 2015 Granted options to purchase an aggregate total of 1,500,000 shares [Member]	Jan. 31, 2014 Granted options to purchase an aggregate total of 1,500,000 shares [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] Vest 1 [Member]	Aug. 29, 2011 Granted options to purchase an aggregate total of 1,500,000 shares [Member] Vest 2 [Member]	Nov. 30, 2012 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member] USD ($)	Nov. 30, 2012 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member] CAD	Jan. 31, 2015 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member]	Jan. 31, 2014 Granted stock options to purchase an aggregate of 3,360,000 shares of its common stock [Member]	Jul. 31, 2013 Austral [Member] USD ($)	Jul. 31, 2013 Austral [Member] ARS	Jul. 31, 2013 Austral [Member] CAD	Jan. 31, 2015 Austral [Member]	May 19, 2014 Austral [Member] Scenario, Forecast [Member]	Jul. 31, 2013 Austral Argentina [Member] USD ($)	Jul. 31, 2013 Austral Argentina [Member] ARS
Preferred Stock, Value, Issued					$ 0	$ 0
Units Issued During Period, Units																											8,632,000	8,632,000	8,632,000			242,824	242,824
Units Issued During Period, Per Unit Amount																											$ 0.0569
Units Issued During Period, Value																											2,366,574					66,573	12,767,666
Investment Warrants, Exercise Price	0.40				$ 0.40																						$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							(240,000)		60,000	160,000	20,000
Proceeds from Stock Options Exercised									15,000	59,200	7,400
Stock Issued During Period, Shares, Other									60,000	160,000	20,000
Payments of Stock Issuance Costs					0	2,300,000	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures												5,662,310							290,000	305,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures						948	883,210
Class of Warrant or Right, Grants in Period, Net of Forfeitures					474,171	8,157,829
Warrants and Rights Outstanding					19,436,706
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.16%	1.60%	2.65%	1.77%		1.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years	5 years	5 years	5 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		86.00%	86.00%	93.00%	91.00%		81.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%	0.00%	0.00%		0.00%
Equity Issuance, Per Share Amount									$ 0.25	$ 0.37	$ 0.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures							3,360,000							400,000	400,000		1,500,000	1,500,000					3,360,000	3,360,000
Investment Options, Exercise Price														$ 0.50	0.64		$ 1.03	1.15					$ 0.27	0.305
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number					4,005,000	5,315,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0
Share-based Compensation					0	948	883,210
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																100,000					337,500	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value														248,616			761,695						540,288
Consulting					395,531	651,776	941,385
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Fair Value					0	0	540,288
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period					(1,310,000)	(1,042,500)	(340,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																									290,000	290,000
Employees, officers and directors and consultants permitted to acquire up to issued and outstanding common shares													10.00%																	19.90%
Equity Method Investment, Ownership Percentage								10.00%																							19.90%
Proceeds from Convertible Debt					0	2,300,000	0																									2,300,000
Fair Value of the Warrants Credited to Additional Paid in Capital																											418,258
Fair Value of the Warrants Credited to Common Shares																											2,014,889
SCRN Properties Ltd. Loan																											2,300,000	12,408,500
Proceeds from Issuance of Units																											$ 2,433,147		2,557,724